UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2741

Fidelity Court Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	February 29, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Connecticut
Municipal Income Fund

February 29, 2008

1.814091.103

CTF-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.8%
	Principal Amount	Value
Connecticut - 85.4%
Branford Gen. Oblig. 5.25% 5/15/13 (MBIA Insured)	$ 500,000	$ 532,485
Bridgeport Gen. Oblig.:
Series 2001 C, 5.375% 8/15/12 (Pre-Refunded to 8/15/11 @ 100) (c)	3,290,000	3,524,906
Series 2002 A:
5.375% 8/15/15 (FGIC Insured)	4,570,000	4,749,830
5.375% 8/15/19 (FGIC Insured)	3,000,000	3,038,280
Series 2004 A, 5.25% 8/15/16 (MBIA Insured)	1,320,000	1,402,870
Series 2006 B:
5% 12/1/14 (FSA Insured)	1,655,000	1,785,265
5% 12/1/17 (FSA Insured)	1,830,000	1,937,421
5% 12/1/18 (FSA Insured)	1,635,000	1,713,889
Cap. City Econ. Dev. Auth. Series 2004 A, 5% 6/15/15 (FSA Insured)	1,705,000	1,817,240
Connecticut Arpt. Rev. (Bradley Int'l. Arpt. Proj.) Series A:
5.125% 10/1/31 (FGIC Insured) (b)	5,865,000	5,289,116
5.25% 10/1/11 (FGIC Insured) (b)	4,150,000	4,339,240
5.25% 10/1/12 (FGIC Insured) (b)	4,075,000	4,244,846
Connecticut Clean Wtr. Fund Rev. 6% 10/1/12	6,000,000	6,492,900
Connecticut Dev. Auth. Poll. Cont. Rev. (United Illuminating Co. Proj.) 3%, tender 2/1/09 (a)	3,240,000	3,230,766
Connecticut Dev. Auth. Wtr. Facilities Rev.:
(Aquatron Wtr. Corp., Proj.) 4.7% 7/1/36 (XL Cap. Assurance, Inc. Insured) (b)	5,000,000	4,125,850
(Bridgeport Hydraulic Proj.) 6.15% 4/1/35 (MBIA Insured) (b)	3,000,000	3,051,450
Connecticut Gen. Oblig.:
Series 2001 D:
5.125% 11/15/15 (Pre-Refunded to 11/15/11 @ 100) (c)	3,215,000	3,438,153
5.125% 11/15/18 (Pre-Refunded to 11/15/11 @ 100) (c)	5,995,000	6,411,113
Series 2002 E, 5.5% 11/15/12 (FSA Insured)	3,000,000	3,288,810
Series 2003 E, 5.25% 8/15/17 (Pre-Refunded to 8/15/13 @ 100) (c)	3,295,000	3,583,642
Series 2004 A, 5% 3/1/15 (MBIA Insured)	5,000,000	5,318,650
Series 2007 D, 5% 12/1/19	1,745,000	1,808,884
Series A, 5% 12/15/15 (FSA Insured)	2,000,000	2,167,200
Series B:
5% 6/1/15 (MBIA Insured)	7,500,000	7,995,300
5.25% 6/1/18 (AMBAC Insured)	1,925,000	2,073,398
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Gen. Oblig.: - continued
Series B:
5.25% 6/1/19 (AMBAC Insured)	$ 10,000,000	$ 10,655,200
5.25% 6/1/20 (AMBAC Insured)	16,915,000	17,820,460
5.375% 6/15/18 (Pre-Refunded to 6/15/11 @ 100) (c)	5,000,000	5,348,450
Series C, 5% 6/1/13	5,000,000	5,358,350
Series D, 5% 11/1/15	5,005,000	5,390,135
Series E, 5% 12/15/16	3,020,000	3,241,517
Series F, 5% 12/1/21	2,000,000	2,030,980
Connecticut Gen. Oblig. Rev. (Revolving Fund Ln. Prog.) Series 2003 A, 5% 10/1/17	2,000,000	2,088,800
Connecticut Health & Edl. Facilities Auth. Rev.:
(Danbury Hosp. Proj.) Series G, 5.625% 7/1/25 (AMBAC Insured)	4,695,000	4,743,875
(Eastern Connecticut Health Network Proj.) 5.125% 7/1/30 (Radian Asset Assurance, Inc. Insured)	1,500,000	1,347,300
(Hebrew Home & Hosp. Proj.) Series B:
5.15% 8/1/28	2,190,000	2,154,588
5.2% 8/1/38	4,190,000	3,957,958
(Hosp. for Spl. Care Proj.) Series C, 5.25% 7/1/19 (Radian Asset Assurance, Inc. Insured)	1,170,000	1,169,906
(Loomis Chaffee School Proj.):
Series C, 5.5% 7/1/26 (MBIA Insured)	610,000	614,416
Series E, 5% 7/1/25	1,000,000	943,640
(Lutheran Gen. Health Care Sys. Proj.) 7.375% 7/1/19 (Escrowed to Maturity) (c)	2,795,000	3,321,550
(New Britain Gen. Hosp. Proj.) Series B, 6% 7/1/24 (AMBAC Insured)	1,940,000	1,945,141
(Saint Raphael Hosp. Proj.) Series H:
5.25% 7/1/14 (AMBAC Insured)	4,050,000	4,358,205
6.5% 7/1/13 (AMBAC Insured)	3,125,000	3,539,156
(Yale Univ. Proj.):
Series W, 5.125% 7/1/27	13,000,000	13,167,310
Series X1, 5% 7/1/42	14,015,000	13,524,055
(Yale-New Haven Hosp. Proj.) Series J-1:
5% 7/1/17 (AMBAC Insured)	3,095,000	3,229,633
5% 7/1/18 (AMBAC Insured)	3,020,000	3,121,532
5% 7/1/19 (AMBAC Insured)	2,035,000	2,075,110
5% 7/1/31 (AMBAC Insured)	7,000,000	6,604,010
Connecticut Higher Ed. Supplemental Ln. Auth. Rev. (Family Ed. Ln. Prog.) Series A, 5.5% 11/15/09 (b)	350,000	352,272
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series A, 5% 1/1/12 (AMBAC Insured)	$ 1,520,000	$ 1,601,396
Connecticut Resource Recovery Auth. Resource Recovery Rev. (Fuel Co. Proj.) Series A:
5.125% 11/15/13 (MBIA Insured) (b)	3,000,000	3,055,200
5.5% 11/15/09 (MBIA Insured) (b)	5,500,000	5,637,775
Connecticut Spl. Tax Oblig. Rev. (Trans. Infrastructure Proj.):
Series A:
5% 7/1/15 (MBIA Insured)	5,010,000	5,380,940
5% 7/1/18 (AMBAC Insured)	2,000,000	2,083,200
5% 7/1/23 (AMBAC Insured)	3,260,000	3,293,611
5% 8/1/27 (AMBAC Insured)	2,000,000	1,973,020
5.5% 10/1/13 (FGIC Insured)	3,000,000	3,271,140
7.125% 6/1/10	3,550,000	3,726,329
Series B:
5% 1/1/15 (FGIC Insured)	8,910,000	9,382,408
5.25% 7/1/16 (AMBAC Insured)	7,645,000	8,287,180
6.125% 9/1/12	7,130,000	7,738,332
6.5% 10/1/12	7,100,000	8,027,757
Fairfield Gen. Oblig. 5% 1/1/14	1,835,000	1,976,754
Greater New Haven Wtr. Poll. Cont. Auth. Reg'l. Wastewtr. Sys. Rev. Series A, 5% 8/15/35 (MBIA Insured)	1,000,000	954,050
Hartford Gen. Oblig.:
Series 2005 D:
5% 9/1/19 (MBIA Insured)	1,700,000	1,740,494
5% 9/1/22 (MBIA Insured)	1,700,000	1,709,486
Series A, 5.25% 8/1/15 (FSA Insured)	1,335,000	1,458,888
Naugatuck Ctfs. of Prtn. (Incineration Facilities Proj.) Series A:
5% 6/15/14 (AMBAC Insured) (b)	1,335,000	1,380,030
5% 6/15/17 (AMBAC Insured) (b)	775,000	789,872
Naugatuck Gen. Oblig. 5.875% 2/15/21 (AMBAC Insured)	2,880,000	3,160,224
New Britain Gen. Oblig.:
Series B, 6% 3/1/12 (MBIA Insured)	2,000,000	2,129,000
6% 2/1/12 (MBIA Insured)	5,000	5,466
New Haven Air Rights Parking Facility Rev. 5.375% 12/1/11 (AMBAC Insured)	1,165,000	1,251,012
New Haven Gen. Oblig.:
Series C, 5.125% 11/1/16 (Escrowed to Maturity) (c)	30,000	32,539
Municipal Bonds - continued
	Principal Amount	Value
Connecticut - continued
New Haven Gen. Oblig.: - continued
5% 2/1/14 (MBIA Insured)	$ 2,080,000	$ 2,217,654
5% 2/1/15 (MBIA Insured)	1,705,000	1,819,644
5% 11/1/15 (AMBAC Insured)	2,575,000	2,750,229
5% 11/1/16 (AMBAC Insured)	6,000,000	6,376,320
5% 2/1/20 (MBIA Insured)	1,925,000	1,959,766
5% 2/1/20 (Pre-Refunded to 2/1/15 @ 100) (c)	505,000	543,077
New Milford Gen. Oblig.:
5% 1/15/15 (AMBAC Insured)	1,025,000	1,090,354
5% 1/15/16 (AMBAC Insured)	1,025,000	1,086,408
5% 1/15/17 (AMBAC Insured)	1,025,000	1,080,442
South Central Reg'l. Wtr. Auth. Wtr. Sys. Rev.:
Eighteenth Series B1, 5% 8/1/28 (MBIA Insured)	4,655,000	4,532,853
Series A:
5.25% 8/1/19 (MBIA Insured)	1,020,000	1,079,211
5.25% 8/1/21 (MBIA Insured)	2,795,000	2,909,735
Twenty-Second Series, 5% 8/1/38 (FSA Insured)	25,000,000	24,164,997
Stamford Gen. Oblig.:
5.25% 7/15/12	2,810,000	2,830,625
5.25% 7/15/14	6,565,000	7,108,516
5.25% 7/15/15	3,000,000	3,224,100
5.25% 2/1/21 (Pre-Refunded to 2/1/14 @ 100) (c)	1,045,000	1,137,117
5.25% 2/1/24 (Pre-Refunded to 2/1/14 @ 100) (c)	1,070,000	1,164,321
5.5% 7/15/13	2,675,000	2,903,044
5.5% 7/15/14	1,250,000	1,350,775
Stamford Hsg. Auth. Multi-family Rev. (Fairfield Apts. Proj.) 4.75%, tender 12/1/08 (a)(b)	6,000,000	6,066,900
Trumbull Gen. Oblig. 5% 1/15/17 (AMBAC Insured)	1,100,000	1,141,767
Univ. of Connecticut Series A, 5% 1/15/17 (MBIA Insured)	2,000,000	2,085,420
Watertown Gen. Oblig. 5% 8/1/18 (MBIA Insured)	1,060,000	1,098,255
West Hartford Gen. Oblig. Series A:
5% 1/15/14	1,135,000	1,223,212
5% 1/15/15	1,135,000	1,217,900
5% 1/15/16	1,135,000	1,205,336
West Haven Gen. Oblig. 5% 7/1/15 (MBIA Insured)	2,480,000	2,619,822
		377,498,956
Municipal Bonds - continued
	Principal Amount	Value
Guam - 0.3%
Guam Ed. Fing. Foundation Series A, 5% 10/1/14	$ 1,000,000	$ 1,033,310
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5.875% 7/1/35	470,000	442,322
		1,475,632
Puerto Rico - 11.9%
Puerto Rico Commonwealth Gen. Oblig.:
(Pub. Impt. Proj.):
Series 2002 A, 5.5% 7/1/20 (MBIA Insured)	2,000,000	2,053,920
Series A, 5.5% 7/1/19 (MBIA Insured)	2,000,000	2,080,240
Series A, 5.5% 7/1/18 (MBIA Insured)	6,820,000	7,136,653
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1998 AA, 5.5% 7/1/19 (MBIA Insured)	2,500,000	2,611,275
Series BB, 5.25% 7/1/18 (AMBAC Insured)	3,000,000	3,091,410
Series CC, 5.25% 7/1/33 (FSA Insured)	4,000,000	4,044,600
Series Z, 6.25% 7/1/15 (MBIA Insured)	1,000,000	1,114,000
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series E, 5.5% 7/1/17 (FSA Insured)	5,400,000	5,858,460
Series N, 5.25% 7/1/34	1,500,000	1,483,005
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	4,565,000	4,757,095
Series 2005 C, 5.5% 7/1/17 (AMBAC Insured)	6,010,000	6,355,154
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series JJ, 5.25% 7/1/15 (MBIA Insured)	5,000,000	5,260,050
Series QQ:
5.25% 7/1/14 (XL Cap. Assurance, Inc. Insured)	1,300,000	1,366,911
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	800,000	837,144
Series VV, 5.25% 7/1/24 (FGIC Insured)	2,500,000	2,456,800
Puerto Rico Muni. Fin. Agcy. Series 2005 C, 5.25% 8/1/17 (FSA Insured)	2,000,000	2,124,940
		52,631,657
Virgin Islands - 0.2%
Virgin Islands Pub. Fin. Auth. Refinery Facilities Rev. 4.7% 7/1/22 (b)	1,100,000	930,831
TOTAL INVESTMENT PORTFOLIO - 97.8% (Cost $439,358,556)	432,537,076
NET OTHER ASSETS - 2.2%	9,534,056
NET ASSETS - 100%	$ 442,071,132
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 432,537,076	$ 0	$ 432,537,076	$ 0
Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $439,271,248. Net unrealized depreciation aggregated $6,734,172, of which $5,790,229 related to appreciated investment securities and $12,524,401 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® New Jersey
Municipal Income Fund

February 29, 2008

1.814102.103

NJT-QTLY-0408

Investments February 29, 2008 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 97.1%
	Principal Amount	Value
Guam - 0.1%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 6% 7/1/25	$ 400,000	$ 406,944
New Jersey - 82.0%
Atlantic County Impt. Auth. Luxury Tax Rev. (Convention Ctr. Proj.):
7.375% 7/1/10 (Escrowed to Maturity) (b)	425,000	447,291
7.4% 7/1/16 (Escrowed to Maturity) (b)	3,510,000	4,143,204
Bergen County Impt. Auth. School District Rev. (Wyckoff Township Board of Ed. Proj.) 5.25% 4/1/20	1,770,000	1,852,871
Bordentown Swr. Auth. Rev. Series E, 5.5% 12/1/25 (FGIC Insured)	2,750,000	2,890,085
Burlington County Board Commission Pooled Ln. Rev. (Govt. Ln. Prog.) 5.25% 12/15/22 (AMBAC Insured)	3,290,000	3,361,196
Burlington County Bridge Commission Lease Rev.:
5.25% 8/15/16	20,000	21,075
5.25% 8/15/16 (Pre-Refunded to 8/15/12 @ 100) (b)	1,080,000	1,163,603
5.25% 8/15/17	20,000	20,942
5.25% 8/15/17 (Pre-Refunded to 8/15/12 @ 100) (b)	980,000	1,055,862
Camden County Impt. Auth. Health Care Redev. Rev. (Cooper Health Sys. Obligated Group Proj.) Series B:
5% 2/15/14	1,350,000	1,368,657
5.25% 2/15/11	2,075,000	2,129,490
Cape May County Indl. Poll. Cont. Fing. Auth. Rev. (Atlantic City Elec. Co. Proj.) Series A, 6.8% 3/1/21 (MBIA Insured)	1,350,000	1,550,745
Cape May County Muni. Utils. Auth. Series A, 5.75% 1/1/13 (FSA Insured)	5,200,000	5,722,028
Casino Reinvestment Dev. Auth. Hotel Room Fee Rev. 5.25% 1/1/24 (AMBAC Insured)	1,600,000	1,612,240
Egg Hbr. Township School District 5.5% 7/15/18 (FSA Insured)	1,685,000	1,865,902
Evesham Township Muni. Utils. Auth. Rev. Series 2003 A, 5.125% 7/1/15 (AMBAC Insured)	2,570,000	2,685,650
Garden State Preservation Trust Open Space & Farmland Preservation:
Series 2005 A, 5.8% 11/1/19 (FSA Insured)	5,000,000	5,464,050
Series B:
6.375% 11/1/13 (MBIA Insured)	4,000,000	4,543,480
6.375% 11/1/15 (MBIA Insured)	6,630,000	7,678,070
6.375% 11/1/16 (MBIA Insured)	3,490,000	4,057,858
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Hudson County Ctfs. of Prtn.:
6% 6/1/11 (MBIA Insured)	$ 2,185,000	$ 2,361,898
6.25% 6/1/14 (MBIA Insured)	3,210,000	3,625,856
6.25% 6/1/15 (MBIA Insured)	2,420,000	2,750,983
6.25% 12/1/15 (MBIA Insured)	1,525,000	1,743,700
6.25% 6/1/16 (MBIA Insured)	1,610,000	1,834,128
Jersey City Gen. Oblig.:
Series 2005 C, 5% 9/1/18 (MBIA Insured)	4,000,000	4,125,960
Series B, 5.25% 3/1/15 (AMBAC Insured)	1,250,000	1,349,188
Lenape Reg'l. High School District:
7.625% 1/1/13 (MBIA Insured)	675,000	788,056
7.625% 1/1/14 (MBIA Insured)	1,000,000	1,189,970
Manalapan-Englishtown Reg'l. Board of Ed. 5.75% 12/1/22 (FGIC Insured)	1,340,000	1,452,573
Middlesex County Ctfs. of Prtn. 5.5% 8/1/17 (MBIA Insured)	1,000,000	1,058,380
Middlesex County Impt. Auth. Rev. (Guaranteed Open Space Trust Fund Prog.):
5.25% 9/15/16	1,360,000	1,452,575
5.25% 9/15/17	2,000,000	2,114,740
Monmouth County Impt. Auth. Rev. (Howell Township Board of Ed. Impt. Proj.) Series A:
5.25% 7/15/17 (AMBAC Insured)	1,910,000	1,987,508
5.25% 7/15/18 (AMBAC Insured)	2,010,000	2,082,662
Monroe Township Muni. Util. Auth. Middlesex County Rev.:
5.25% 2/1/12 (FGIC Insured)	850,000	890,486
5.25% 2/1/12 (Pre-Refunded to 2/1/11 @ 100) (b)	280,000	297,156
Montgomery Township Board of Ed. Series 2001, 5.25% 8/1/15 (MBIA Insured)	1,285,000	1,351,036
Morristown Gen. Oblig.:
6.5% 8/1/17 (FSA Insured)	1,225,000	1,443,050
6.5% 8/1/19 (FSA Insured)	630,000	737,724
New Jersey Econ. Dev. Auth. Econ. Dev. Rev. (The Seeing Eye, Inc. Proj.) 6.2% 12/1/24 (Pre-Refunded to 12/1/09 @ 102) (b)	2,000,000	2,153,700
New Jersey Econ. Dev. Auth. Rev.:
(School Facilities Construction Proj.) Series K, 5.25% 12/15/16 (AMBAC Insured)	7,000,000	7,492,520
Series 2004 A, 5.25% 7/1/31 (MBIA Insured)	5,000,000	4,855,600
Series 2005 K:
5.25% 12/15/15 (FGIC Insured)	6,000,000	6,459,300
5.5% 12/15/19 (AMBAC Insured)	14,000,000	14,937,720
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Econ. Dev. Auth. Rev.: - continued
Series 2005 O:
5.125% 3/1/28	$ 18,455,000	$ 18,037,359
5.125% 3/1/30	2,175,000	2,175,609
5.25% 3/1/21 (MBIA Insured)	3,000,000	3,093,690
5.25% 3/1/23	3,340,000	3,430,314
5.25% 3/1/25	3,000,000	3,042,000
5.25% 3/1/26	9,000,000	9,104,850
Series 2005 P:
5.125% 9/1/28	6,800,000	6,787,148
5.25% 9/1/26	8,000,000	8,098,720
Series 2007 U, 5% 9/1/37	7,500,000	7,017,900
Series A, 5.25% 7/1/15 (MBIA Insured)	3,500,000	3,688,090
Series I, 5.25% 9/1/28 (Pre-Refunded to 9/1/14 @ 100) (b)	2,000,000	2,185,820
Series N1, 5.5% 9/1/24 (AMBAC Insured)	5,000,000	5,125,650
Series O, 5.25% 3/1/22	15,700,000	16,228,148
Series S, 5% 9/1/36	15,000,000	14,427,300
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev.:
(American Wtr. Co., Inc. Proj.):
Series 1994 B, 5.95% 11/1/29 (FGIC Insured) (a)	7,700,000	7,716,170
Series 1997 B, 5.375% 5/1/32 (FGIC Insured) (a)	3,750,000	3,750,075
Series A, 5.25% 7/1/38 (FGIC Insured) (a)	3,270,000	3,149,795
(Middlesex Wtr. Co. Proj.) 5.35% 2/1/38 (MBIA Insured) (a)	1,000,000	1,017,020
New Jersey Edl. Facilities Auth. Dorm. Safety Trust Fund Rev. Series 2001 A, 5.25% 3/1/11	4,605,000	4,827,790
New Jersey Edl. Facilities Auth. Rev.:
(College of New Jersey Proj.) Series C, 5.375% 7/1/16 (FGIC Insured)	2,000,000	2,100,760
(Higher Ed. Cap. Impt. Fund Prog.) Series 2000 A, 5.75% 9/1/12 (FSA Insured)	1,195,000	1,312,564
(Montclair State Univ. Proj.) Series L:
5.125% 7/1/20 (MBIA Insured)	170,000	173,993
5.125% 7/1/20 (Pre-Refunded to 7/1/14 @ 100) (b)	1,975,000	2,140,367
(Ramapo College Proj.) Series E, 5% 7/1/34 (Pre-Refunded to 7/1/14 @ 100) (b)	1,500,000	1,615,080
(Rowan Univ. Proj.) Series B:
5.5% 7/1/16 (FGIC Insured)	2,500,000	2,724,275
5.5% 7/1/18 (FGIC Insured)	4,390,000	4,771,667
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Edl. Facilities Auth. Rev.: - continued
(Saint Peter's College Proj.) Series B, 5.375% 7/1/12 (Pre-Refunded to 7/1/08 @ 102) (b)	$ 1,450,000	$ 1,492,224
New Jersey Gen. Oblig. Series 2005 N, 5.5% 7/15/17 (FGIC Insured)	1,000,000	1,099,710
New Jersey Health Care Facilities Fing. Auth. Rev.:
(AHS Hosp. Corp. Proj.) Series A, 6% 7/1/11 (Escrowed to Maturity) (b)	3,500,000	3,815,595
(Atlantic City Med. Ctr. Proj.):
5.75% 7/1/25	1,670,000	1,699,192
5.75% 7/1/25 (Pre-Refunded to 7/1/12 @ 100) (b)	1,330,000	1,445,657
(AtlantiCare Reg'l. Med. Ctr. Proj.) 5% 7/1/17	1,000,000	1,019,340
(Saint Joseph's Hosp. & Med. Ctr. Proj.) Series A, 5.75% 7/1/16 (Connie Lee Hldgs., Inc. Insured)	1,000,000	1,009,460
(Saint Mary's Hosp. - Passaic Proj.) Series 1:
5% 3/1/20	2,030,000	2,015,546
5% 3/1/21	2,680,000	2,619,941
(Saint Peter's Univ. Hosp. Proj.) Series A, 6.875% 7/1/30	1,900,000	1,924,662
(South Jersey Hosp. Proj.) 5% 7/1/14	1,620,000	1,658,669
5.375% 11/15/33 (Pre-Refunded to 11/15/12 @ 100) (b)	2,040,000	2,212,421
New Jersey Hwy. Auth. Garden State Parkway Gen. Rev. (Sr. Parkway Proj.) 6% 1/1/19 (Escrowed to Maturity) (b)	5,385,000	6,135,292
New Jersey Sports & Exposition Auth. Contract Rev. Series A:
5.25% 3/1/11 (Escrowed to Maturity) (b)	15,000	15,945
6% 3/1/14 (MBIA Insured)	2,965,000	3,113,191
New Jersey Tobacco Settlement Fing. Corp.:
Series 1A, 5% 6/1/41	1,000,000	805,700
6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100) (b)	7,215,000	8,019,978
6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (b)	4,005,000	4,612,478
7% 6/1/41 (Pre-Refunded to 6/1/13 @ 100) (b)	1,770,000	2,059,466
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2005 C:
6.5% 1/1/16	595,000	670,827
6.5% 1/1/16 (Escrowed to Maturity) (b)	190,000	216,079
Series A, 5% 1/1/25 (FSA Insured)	16,700,000	16,661,256
Series C:
6.5% 1/1/16 (Escrowed to Maturity) (b)	3,130,000	3,559,780
6.5% 1/1/16 (Escrowed to Maturity) (b)	3,100,000	3,525,661
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.:
Series 2005 C, 5.25% 6/15/20 (FGIC Insured)	$ 10,000,000	$ 10,229,700
Series 2005 D, 5% 6/15/20	4,000,000	4,092,760
Series 2006 C, 0% 12/15/34 (FSA Insured)	4,000,000	874,320
Series A:
5.5% 6/15/12	145,000	156,600
5.75% 6/15/15 (Escrowed to Maturity) (b)	3,000,000	3,358,590
Series B:
5.25% 12/15/16 (MBIA Insured)	9,830,000	10,447,816
5.25% 12/15/22 (AMBAC Insured)	1,200,000	1,219,680
5.5% 12/15/15 (MBIA Insured)	11,000,000	12,054,350
5.5% 12/15/16 (MBIA Insured)	5,000,000	5,465,050
5.5% 12/15/20 (FGIC Insured)	15,235,000	16,094,254
Series C:
0% 12/15/36 (AMBAC Insured)	2,000,000	366,940
5.25% 6/15/16 (Pre-Refunded to 6/15/15 @ 100) (b)	3,000,000	3,254,280
5.5% 12/15/13 (FSA Insured)	8,285,000	9,099,084
5.75% 12/15/12 (FSA Insured)	5,000,000	5,513,850
New Jersey Transit Corp. Ctfs. of Prtn. Series A, 5.25% 9/15/15 (AMBAC Insured)	3,300,000	3,480,213
New Jersey Wtr. Supply Auth. Rev. (Delaware & Raritan Sys. Proj.) 5.375% 11/1/12 (MBIA Insured) (a)	1,500,000	1,530,990
Newark Gen. Oblig.:
5.3% 9/1/16 (MBIA Insured)	3,500,000	3,504,410
5.375% 12/15/13 (MBIA Insured)	2,840,000	3,046,411
Newark Port Auth. Hsg. Auth. Rev.:
(City of Newark Redev. Proj.):
5% 1/1/34 (Pre-Refunded to 1/1/14 @ 100) (b)	5,000,000	5,356,350
5.5% 1/1/27 (Pre-Refunded to 1/1/14 @ 100) (b)	2,500,000	2,743,225
(Newark Redev. Proj.) 5.25% 1/1/18 (MBIA Insured)	4,150,000	4,421,784
North Bergen Township Muni. Utils. Auth. Swr. Rev.:
5.25% 12/15/16 (MBIA Insured)	2,800,000	2,963,968
5.25% 12/15/17 (MBIA Insured)	1,000,000	1,052,260
North Hudson Swr. Auth. Wtr. & Swr. Rev. Series A, 0% 8/1/24 (MBIA Insured)	2,000,000	792,880
Ocean County Utils. Auth. Wastewtr. Rev. Series 2001, 5.25% 1/1/15	4,540,000	4,791,743
Plainfield Board of Ed. 5% 8/1/20 (FSA Insured)	1,500,000	1,510,245
Rutgers State Univ. Rev. (State Univ. of New Jersey Proj.) Series A, 6.4% 5/1/13	2,000,000	2,153,220
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
Southeast Morris County Muni. Utils. Auth. Wtr. Rev. 5% 1/1/14 (MBIA Insured)	$ 1,145,000	$ 1,182,006
Union County Impt. Auth. (Juvenile Detention Ctr. Facility Proj.) 5.5% 5/1/34 (FGIC Insured)	6,000,000	6,109,560
Univ. of Medicine & Dentistry Series A:
5.5% 12/1/23 (AMBAC Insured)	1,800,000	1,845,792
5.5% 12/1/27 (AMBAC Insured)	4,000,000	4,071,320
Univ. of Medicine & Dentistry of New Jersey Ctfs. of Prtn. 5% 6/15/29 (MBIA Insured)	1,000,000	968,110
		467,072,753
New Jersey/Pennsylvania - 2.3%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev.:
Series A, 5% 7/1/26 (MBIA Insured)	2,855,000	2,739,001
5.25% 7/1/17	1,300,000	1,359,371
5.25% 7/1/17 (Pre-Refunded to 7/1/13 @ 100) (b)	1,700,000	1,837,241
Delaware River Port Auth. Pennsylvania & New Jersey Rev.:
(Port District Proj.):
Series 1999 B, 5.7% 1/1/22 (FSA Insured)	2,000,000	2,043,860
Series A, 5.5% 1/1/18 (FSA Insured)	2,000,000	2,103,060
Series 1999:
5.75% 1/1/15 (FSA Insured)	2,000,000	2,066,140
6% 1/1/18 (FSA Insured)	1,300,000	1,340,547
		13,489,220
New York & New Jersey - 7.8%
Port Auth. of New York & New Jersey:
117th Series, 5.125% 11/15/11 (FGIC Insured) (a)	5,220,000	5,326,906
124th Series, 5% 8/1/13 (FGIC Insured) (a)	3,000,000	3,044,820
126th Series:
5.25% 5/15/37 (FGIC Insured) (a)	8,110,000	7,453,171
5.5% 11/15/11 (FGIC Insured) (a)	1,495,000	1,589,170
127th Series, 5.5% 12/15/13 (AMBAC Insured) (a)	8,600,000	9,192,110
128th Series:
5% 11/1/18 (FSA Insured)	3,000,000	3,121,200
5% 11/1/19 (FSA Insured)	2,800,000	2,898,728
5% 11/1/22 (FSA Insured)	2,190,000	2,228,303
134th Series, 5% 1/15/39	4,500,000	4,217,940
Municipal Bonds - continued
	Principal Amount	Value
New York & New Jersey - continued
Port Auth. of New York & New Jersey: - continued
138th Series, 5% 12/1/13 (FGIC Insured) (a)	$ 1,745,000	$ 1,831,761
Port Auth. of New York & New Jersey Spl. Oblig. Rev. (JFK Int'l. Air Term. Spl. Proj.) Series 6, 6.25% 12/1/15 (MBIA Insured) (a)	3,000,000	3,364,620
		44,268,729
Puerto Rico - 4.9%
Puerto Rico Commonwealth Gen. Oblig. (Pub. Impt. Proj.) Series A, 5.5% 7/1/19 (MBIA Insured)	2,000,000	2,080,240
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series N, 5.25% 7/1/34	3,000,000	2,966,010
5.75% 7/1/19 (FGIC Insured)	3,000,000	3,127,950
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (b)	6,075,000	6,330,636
Series C, 5.5% 7/1/18 (AMBAC Insured)	2,000,000	2,101,120
Puerto Rico Elec. Pwr. Auth. Pwr. Rev.:
Series NN, 5.25% 7/1/21 (MBIA Insured)	5,000,000	5,052,200
Series QQ:
5.5% 7/1/17 (XL Cap. Assurance, Inc. Insured)	1,700,000	1,791,086
5.5% 7/1/18 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,046,430
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/10	2,500,000	2,593,025
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A, 0% 8/1/41 (FGIC Insured)	6,000,000	793,140
		27,881,837
TOTAL INVESTMENT PORTFOLIO - 97.1% (Cost $560,367,392)	553,119,483
NET OTHER ASSETS - 2.9%	16,481,291
NET ASSETS - 100%	$ 569,600,774
Legend
(a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(b) Security collateralized by an amount sufficient to pay interest and principal.
Other Information

The following is a summary of the inputs used, as of February 29, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 553,119,483	$ -	$ 553,119,483	$ -
Income Tax Information

At February 29, 2008, the aggregate cost of investment securities for income tax purposes was $560,276,305. Net unrealized depreciation aggregated $7,156,822, of which $9,298,794 related to appreciated investment securities and $16,455,616 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for NAV calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Court Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Court Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	April 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	April 29, 2008